GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2014
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 6: GOODWILL AND INTANGIBLE ASSETS

        Changes in the carrying amount of goodwill for the years ended December 31, 2014 and 2013 are as follows:

	2014	2013
Balance, beginning of year	$115,486	$117,696
Foreign currency translation adjustment	(2,635)	(2,210)

Balance, end of year	$112,851	$115,486

        Goodwill is tested for impairment at least annually. During 2014 and 2013, the Company performed its annual impairment review as of December 31 and concluded that there were no impairments in either year. The Company has no accumulated impairment losses at December 31, 2014.

        As of December 31, 2014 and 2013, the Company's intangible asset and related accumulated amortization for its software is as follows:

	2014	2013
Software	$32,205	$29,596
Accumulated amortization	(23,850)	(22,792)

Software, net	$8,355	$6,804

        The Company recorded amortization expense of $1,125, $1,002 and $1,010 during 2014, 2013 and 2012, respectively.

        Based on the current amount of software subject to amortization, the estimated annual amortization expense for each of the succeeding five years is as follows: $1,122 in 2015; $973 in 2016; $812 in 2017; $629 in 2018; and $182 in 2019.